Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	October 2013
Distribution Date	11/15/13
Transaction Month	10
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		December 15, 2012
Closing Date:		January 30, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:		$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%		February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%		December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%		July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%		September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%		September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%		June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$411,904,550.91	0.8475402	$373,593,846.54	0.7687116	$38,310,704.37
Class A-3 Notes	$422,000,000.00	1.0000000	$422,000,000.00	1.0000000	$-
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$1,069,134,550.91	0.7183934	$1,030,823,846.54	0.6926509	$38,310,704.37

Weighted Avg. Coupon (WAC)	3.89%		3.88%
Weighted Avg. Remaining Maturity (WARM)	49.56		48.65
Pool Receivables Balance	$1,128,786,957.79		$1,088,149,599.42
Remaining Number of Receivables	68,647		67,545

Adjusted Pool Balance	$1,113,681,823.87		$1,073,774,840.15

III. COLLECTIONS

Principal:
Principal Collections	$39,190,379.93
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$1,152,538.67
Total Principal Collections	$40,342,918.60

Interest:
Interest Collections	$3,612,229.08
Late Fees & Other Charges	$67,562.55
Interest on Repurchase Principal	$-
Total Interest Collections	$3,679,791.63

Collection Account Interest	$302.51
Reserve Account Interest	$31.50
Servicer Advances	$-

Total Collections	$44,023,044.24

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	October 2013
Distribution Date	11/15/13
Transaction Month	10
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$44,023,044.24
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$44,023,044.24
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$940,655.80		$940,655.80	$940,655.80
Collection Account Interest					$302.51
Late Fees & Other Charges					$67,562.55
Total due to Servicer					$1,008,520.86

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$137,301.52		$137,301.52
Class A-3 Notes		$196,933.33		$196,933.33
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$436,234.85		$436,234.85	$436,234.85

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$42,502,452.28

7. Regular Principal Distribution Amount:					$38,310,704.37

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$38,310,704.37
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$38,310,704.37		$38,310,704.37
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$38,310,704.37		$38,310,704.37

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					4,191,747.91

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$15,105,133.92
Beginning Period Amount	$15,105,133.92
Current Period Amortization	$730,374.65
Ending Period Required Amount	$14,374,759.27
Ending Period Amount	$14,374,759.27
Next Distribution Date Amount	$13,664,464.25

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	October 2013
Distribution Date	11/15/13
Transaction Month	10
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$44,547,272.95	$42,950,993.61	$42,950,993.61
Overcollateralization as a % of Original Adjusted Pool		2.91%	2.80%	2.80%
Overcollateralization as a % of Current Adjusted Pool		4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.78%	66,721	98.57%	$1,072,563,796.71
30 - 60 Days	0.95%	645	1.12%	$12,182,588.92
61 - 90 Days	0.21%	144	0.25%	$2,739,046.62
91 + Days	0.05%	35	0.06%	$664,167.17
		67,545		$1,088,149,599.42
Total
Delinquent Receivables 61 + days past due	0.27%	179	0.31%	$3,403,213.79
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.23%	161	0.27%	$3,038,451.61
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.25%	171	0.29%	$3,411,642.90
Three-Month Average Delinquency Ratio	0.25%		0.29%

Repossession in Current Period		50		$969,947.00
Repossession Inventory		79		$756,032.41

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,446,978.44
Recoveries				$(1,152,538.67)
Net Charge-offs for Current Period				$294,439.77

Beginning Pool Balance for Current Period				$1,128,786,957.79

Net Loss Ratio				0.31%
Net Loss Ratio for 1st Preceding Collection Period				0.87%
Net Loss Ratio for 2nd Preceding Collection Period				0.66%
Three-Month Average Net Loss Ratio for Current Period				0.61%

Cumulative Net Losses for All Periods				$4,951,594.05
Cumulative Net Losses as a % of Initial Pool Balance				0.32%

Principal Balance of Extensions				$7,268,113.01
Number of Extensions				362

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